Expense Example, No Redemption (Vanguard Strategic Equity Fund Retail)	Vanguard Strategic Equity Fund Vanguard Strategic Equity Fund - Investor Shares 10/1/2013 - 9/30/2014 USD ($)
Expense Example, No Redemption:
1 YEAR	28
3 YEAR	87
5 YEAR	152
10 YEAR	343